EVENTS OCCURRING AFTER THE REPORTING PERIOD - Pro Farm Merger assets acquired and liabilities (Details) - Business combination - Pro Farm Group, Inc. $ in Thousands	Jun. 30, 2022 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents	$ 3,749
Accounts receivable	10,436
Inventories	10,902
Prepaid expenses and other current assets	1,481
Property, plant and equipment, net	13,140
Right of use assets, net	3,005
Intangible assets, net	96,894
Restricted cash	1,560
Other assets	684
Accounts payable	(8,490)
Accrued liabilities	10,934
Deferred revenue	(1,287)
Lease liability	(3,245)
Debt	(28,818)
Deferred tax	(16,705)
Other liabilities	(562)
Total net assets identified	71,810
Goodwill	85,141
Total consideration	$ 156,951